OTHER INCOME AND OTHER EXPENSES - SCHEDULE OF OTHER EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Income And Other Expenses [Abstract]
Transaction-related costs in connection with the Business Combination	$ 7,628,685	$ 6,150,988	$ 306,059
Fees in connection to the LR Agreements	1,197,422	0	0
Loss on disposition of property and equipment	0	83,389	30,270
Legal provision	0	(101,741)	274,844
Other	351,053	0	0
Total	$ 9,177,160	6,132,636	611,173
Number of released shares available (in shares)	947,885
Number of released shares sold (in shares)	689,589
Income in connection to the LR Agreements	$ 10,378,180	$ 0	$ 0